Average Annual Total Returns - Prospectus #3 - Calvert Green Bond Fund	ICE BofA Green Bond Index - Hedged USD One Year	ICE BofA Green Bond Index - Hedged USD Five Years	ICE BofA Green Bond Index - Hedged USD Life of Fund	ICE BofA Green Bond Index One Year	ICE BofA Green Bond Index Five Years	ICE BofA Green Bond Index Life of Fund	Class A One Year	Class A Five Years	Class A Life of Fund	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Five Years	Class I Life of Fund	Class I Inception Date	Class R6 One Year	Class R6 Five Years	Class R6 Life of Fund	Class R6 Inception Date
Total	(16.74%)	(0.48%)	1.25%	(22.35%)	(3.59%)	(1.95%)	(15.87%)	(0.88%)	0.63%	Oct. 31, 2013	(16.51%)	(1.66%)	(0.21%)	(9.38%)	(1.06%)	0.09%	(12.78%)	0.05%	1.31%	Oct. 31, 2013	(12.72%)	0.11%	1.34%	Feb. 01, 2019